Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		¥ 2,022,151
Premiums		535,826	¥ 511,966	¥ 430,498
Liabilities arising insurance contracts at end of period		2,212,398	2,022,151
Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		1,996,715
Liabilities arising insurance contracts at end of period		2,186,671	1,996,715
Gross [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		2,025,133
Liabilities arising insurance contracts at end of period		2,216,031	2,025,133
Gross [member] | Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		1,999,066	1,825,956
Premiums		480,496	464,898
Release of liabilities	[1]	(385,761)	(379,262)
Accretion of interest		99,618	78,232
Change in discount rates		(6,020)	6,599
Change in other assumptions	[2]	2,946	2,424
Other movements		(551)	219
Liabilities arising insurance contracts at end of period		¥ 2,189,794	¥ 1,999,066	¥ 1,825,956

[1]	The release of liabilities mainly consists of release due to death or other termination and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.
[2]	For the year ended 31 December 2018, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB3,877 million. This change reflected the Group's most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates decreased insurance contract liabilities by RMB931 million. For the year ended 31 December 2017, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB1,718 million. This change reflected the Group's most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB706 million.